Note 11 - Federal and State Income Taxes (Detail) - Deferred Tax Assets (Liabilities) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Alternative minimum tax credits	$ 3,075,372	$ 1,955,270
New markets tax credits	1,000,000	500,000
Compensation	5,756,439	4,934,312
Loan/lease losses	5,927,442	5,130,551
Net operating loss carryforwards, federal and state	876,769	6,342,415
Deferred loan origination fees, net	285,794	240,063
Other	379,523	285,590
	17,301,339	19,388,201
Deferred tax liabilities:
Net unrealized gains on securities available for sale	2,905,784	2,940,792
Premises and equipment	1,532,602	1,580,272
Equipment financing leases	20,516,189	19,897,412
Investment accretion	43,740	43,648
Other	444,302	417,996
	25,442,617	24,880,120
Net deferred tax asset (liability)	$ (8,141,278)	$ (5,491,919)